Borrowings (Tables)	12 Months Ended
Oct. 31, 2019
Borrowings [Abstract]
Borrowings
	October 31, 2019	October 31, 2018
	$m	$m
Bank loan secured	4,775.0	4,996.9
Unamortized prepaid facility arrangement fees and original issue discounts	(104.3)	(151.0)
	4,670.7	4,845.9

	October 31, 2019			October 31, 2018
	Bank loan secured	Unamortized prepaid facility arrangement fees and original issue discounts	Total	Bank loan secured	Unamortized prepaid facility arrangement fees and original issue discounts	Total
Reported within:	$m	$m	$m	$m	$m	$m
Current liabilities	-	-	-	50.3	(46.6)	3.7
Non-current liabilities	4,775.0	(104.3)	4,670.7	4,946.6	(104.4)	4,842.2
	4,775.0	(104.3)	4,670.7	4,996.9	(151.0)	4,845.9

Movements on the Group Loans
The movements on the Group loans in the period were as follows:

	Term Loan B-2	Term Loan B-3	Seattle Spinco Term Loan B	Euro Term Loan B	Revolving Facility	Total
	$m	$m	$m	$m	$m	$m
At May 1, 2017	1,515.2	-	-	-	80.0	1,595.2
Acquisitions	-	-	2,600.0	-	-	2,600.0
Draw downs	-	385.0	-	523.8	135.0	1,043.8
Repayments	(11.4)	(2.9)	(19.5)	(4.1)	(215.0)	(252.9)
Foreign exchange	-	-	-	10.8	-	10.8
At October 31, 2018	1,503.8	382.1	2,580.5	530.5	-	4,996.9

At November 1, 2018	1,503.8	382.1	2,580.5	530.5	-	4,996.9
Draw downs	-	-	-	-	-	-
Repayments	(89.1)	(13.9)	(94.2)	(15.4)	-	(212.6)
Foreign exchange	-	-	-	(9.3)	-	(9.3)
At October 31, 2019	1,414.7	368.2	2,486.3	505.8	-	4,775.0

Maturity of Borrowings
The maturity profile of the anticipated future cash flows including interest in relation to the Group’s borrowings on an undiscounted basis, which therefore, differs from both the carrying value and fair value, is as follows:

As at October 31, 2019:

	Term Loan B-2	Term Loan B-3	Seattle Spinco Term Loan B	Euro Term Loan B	Revolving Facility	Total
	$m	$m	$m	$m	$m	$m
Within one year	61.6	17.0	114.6	14.1	1.9	209.2
In one to two years	61.5	16.9	114.3	14.6	1.9	209.2
In two to three years	1,419.8	18.5	124.1	19.3	1.6	1,583.3
In three to four years	-	20.6	139.4	19.1	-	179.1
In four to five years	-	373.5	2,522.6	503.6	-	3,399.7
In more than five years	-	-	-	-	-	-
At October 31, 2019	1,542.9	446.5	3,015.0	570.7	5.4	5,580.5

	Less than 1 year	1-3 years	3-5 years	After 5 years	Total
	$m	$m	$m	$m	$m
Debt principal repayment	-	1,431.7	3,343.3	-	4,775.0
Interest payment on debt	209.2	360.6	235.7	-	805.5
At October 31, 2019	209.2	1,792.3	3,579.0	-	5,580.5

As at October 31, 2018:

	Term Loan B-2	Term Loan B-3	Seattle Spinco Term Loan B	Euro Term Loan B	Revolving Facility	Total
	$m	$m	$m	$m	$m	$m
Within one year	84.3	22.4	151.2	20.1	1.9	279.9
In one to two years	83.8	22.2	150.2	20.0	1.9	278.1
In two to three years	82.9	22.0	148.6	19.8	1.9	275.2
In three to four years	1,462.1	21.8	147.4	19.6	1.6	1,652.5
In four to five years	-	21.6	146.1	19.5	-	187.2
In more than five years	-	374.2	2,526.8	512.7	-	3,413.7
At October 31, 2018	1,713.1	484.2	3,270.3	611.7	7.3	6,086.6

	Less than 1 year	1-3 years	3-5 years	After 5 years	Total
	$m	$m	$m	$m	$m
Debt principal repayment	50.3	100.7	1,528.8	3,317.1	4,996.9
Interest payment on debt	229.6	452.6	310.9	96.6	1,089.7
At October 31, 2018	279.9	553.3	1,839.7	3,413.7	6,086.6